LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of leases [Abstract]
Summary of activity related to lease liabilities
Below is a summary of the activity related to our lease liabilities for the twelve months ended December 31, 2019. Certain of our lease liabilities are secured by the underlying right-of-use assets; the underlying right-of-use assets have a net carrying amount of $114 million.

(In millions of dollars)	December 31, 2019

Lease liabilities, beginning of year	1,545
Net additions	335
Interest expense on lease liabilities	61
Interest payments on lease liabilities	(49)
Principal payments of lease liabilities	(167)

Lease liabilities, end of year	1,725

Current liability	230
Long-term liability	1,495

Lease liabilities	1,725